Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties
9.
Risks and Uncertainties

Plan investments are made in a variety of investments that are exposed to various risks, such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities. Due to the level of risk associated with each investment and the level of uncertainty related to changes in the values of these investments, it is possible that the changes could materially impact participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.